Commitments, contingencies and litigation	6 Months Ended
Jun. 30, 2023
Commitments, Contingencies And Litigations [Abstract]
Commitments, contingencies and litigation	Commitments, contingencies and litigationCommitments
The Company has identified the following changes in off-balance sheet commitments since December 31, 2022:
•non-cancellable purchase commitments as of June 30, 2023 for a total of €3,598 thousand with various CMOs.These commitments are comprised of non-cancellable purchase orders placed during the first half of 2023 with contract manufacturing organizations (CMOs) for the supply of various services in relation with preclinical work for an amount of €783 thousand and clinical work for an amount of €2,815 thousand. The execution and billing of these services has not yet started at the date of this report.
Contingencies and litigationsThe Company is exposed to contingent liabilities happening in the ordinary course of its activities. Each pre-litigation, known litigation or procedure in course the Company is involved in is analyzed at each closing date after consultation of legal counsel. There is no acknowledged litigation as of June 30, 2023.Provisions
Provisions amounted to €2,247 thousand and €1,740 thousand as of June 30, 2023 and December 31, 2022, respectively. As of June 30, 2023, they mainly consist of (i) a provision amounting €1,430 thousand in connection with the tax inspection carried out in 2022 and (ii) provision for charges amounting €689 thousand relating to the employer contribution in respect of the grants of employee equity instruments.
Regarding the tax inspection, as of June 30, 2023, the Company reassessed the impact on research tax credit claims relating to expenses incurred in the years under review. Consequently, the provision has been adjusted to €1,430 thousand compared to €1,270 thousand as of December 31, 2022. The procedure is still ongoing at the date of this report.
Moreover, in accordance with IFRS 2, when a Company decides to provide its employees with shares bought back on the market, a provision has to be recognized upon the decision to allocate free shares that are spread over the vesting period when the plan conditions actions for employees when they join the Company at the end of the plan.